Share-Based Compensation (Details 3) (USD $)	12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 31, 2006 E-House Plan	Dec. 31, 2012 E-House Plan Restricted Shares:	Dec. 31, 2011 E-House Plan Restricted Shares:	Dec. 31, 2010 E-House Plan Restricted Shares:	Dec. 31, 2012 E-House Plan E-House Replacement Restricted Shares	Dec. 31, 2012 CRIC Plan Restricted Shares:	Dec. 31, 2011 CRIC Plan Restricted Shares:	Dec. 31, 2010 CRIC Plan Restricted Shares:	Dec. 31, 2012 CRIC Plan CRIC Replaced Restricted Shares	Aug. 31, 2011 Equity compensation arrangement with senior managers of Beijing Advertisement manager	Dec. 31, 2012 Equity compensation arrangement with senior managers of Beijing Advertisement	Dec. 31, 2011 Equity compensation arrangement with senior managers of Beijing Advertisement
Summary of restricted share activity
Award vesting period	3 years	3 years
Unvested at the beginning of the period (in shares)		919,096				150,000
Granted (in shares)		1,273,000	28,000	972,000	77,875
Vested (in shares)		(567,489)				(62,500)
Forfeited (in shares)		(71,844)							87,500
Replaced by E-House restricted shares						(87,500)
Unvested at the end of the period (in shares)		1,630,638	919,096				150,000
Weighted average grant-date fair value
Unvested at the beginning of the period (in dollars per share)		$ 15.56				$ 2.59
Granted (in dollars per share)		$ 3.43			$ 3.47
Vested (in dollars per share)		$ 16.08				$ 2.08
Forfeited (in dollars per share)		$ 15.81
Replaced by E-House restricted shares (in dollars per share)						$ 2.95
Unvested at the end of the period (in dollars per share)		$ 5.32	$ 15.56				$ 2.59
Additional disclosure
Total fair value of restricted shares vested		$ 9,127,103	$ 10,219,188	$ 5,782,457		$ 130,000	$ 194,196	$ 194,196
Total unrecognized compensation expense		7,485,479									0
Weighted average period over which cost is expected to be recognized		1 year 10 months 24 days
Compensation expense		9,348,941	10,668,117	5,403,940		54,688	180,322	180,322			563,109	182,918
Number of senior managers in equity compensation arrangement										3
Equity interest granted (as a percent)										3.50%
Service period										16 months
Fair value of equity interest granted										$ 731,676